American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Dynamic Growth ETF (FDG)
November 30, 2021

American Century Focused Dynamic Growth ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.4%
Rocket Lab USA, Inc.(1)	58,731	931,474
Automobiles — 9.2%
Tesla, Inc.(1)	17,174	19,660,109
Beverages — 4.7%
Boston Beer Co., Inc. (The), Class A(1)	5,341	2,409,699
Constellation Brands, Inc., Class A	33,152	7,470,140
		9,879,839
Biotechnology — 7.8%
Alnylam Pharmaceuticals, Inc.(1)	17,884	3,287,079
Argenx SE, ADR(1)	6,420	1,792,528
Ascendis Pharma A/S, ADR(1)	7,361	1,008,604
Biogen, Inc.(1)	9,780	2,305,537
Blueprint Medicines Corp.(1)	24,820	2,387,684
Regeneron Pharmaceuticals, Inc.(1)	9,278	5,905,726
		16,687,158
Capital Markets — 4.7%
Intercontinental Exchange, Inc.	25,147	3,287,216
S&P Global, Inc.	14,840	6,763,033
		10,050,249
Diversified Consumer Services — 0.6%
Chegg, Inc.(1)	42,740	1,190,309
Electrical Equipment — 1.7%
Rockwell Automation, Inc.	10,888	3,660,546
Electronic Equipment, Instruments and Components — 1.7%
Cognex Corp.	46,727	3,609,661
Energy Equipment and Services — 1.1%
Cactus, Inc., Class A	65,226	2,380,749
Entertainment — 4.9%
Netflix, Inc.(1)	11,306	7,257,321
ROBLOX Corp., Class A(1)	24,926	3,143,169
		10,400,490
Equity Real Estate Investment Trusts (REITs) — 0.8%
SBA Communications Corp.	4,774	1,641,301
Health Care Equipment and Supplies — 3.4%
Intuitive Surgical, Inc.(1)	19,623	6,364,524
Silk Road Medical, Inc.(1)	19,428	788,388
		7,152,912
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	1,842	3,027,161
DraftKings, Inc., Class A(1)	26,713	922,934
		3,950,095
Interactive Media and Services — 11.4%
Alphabet, Inc., Class C(1)	4,935	14,060,012
Meta Platforms, Inc., Class A(1)	28,215	9,154,639
Nextdoor Holdings, Inc.(1)	84,297	956,771
		24,171,422
Internet and Direct Marketing Retail — 7.7%
Amazon.com, Inc.(1)	4,674	16,392,045

IT Services — 14.2%
BigCommerce Holdings, Inc.(1)	23,891	1,081,546
Mastercard, Inc., Class A	19,677	6,196,681
Okta, Inc.(1)	37,227	8,012,367
Square, Inc., Class A(1)	37,422	7,796,125
Visa, Inc., Class A	36,801	7,130,930
		30,217,649
Machinery — 2.5%
Westinghouse Air Brake Technologies Corp.	60,781	5,395,529
Professional Services — 0.9%
Verisk Analytics, Inc.	8,664	1,948,274
Semiconductors and Semiconductor Equipment — 3.0%
Monolithic Power Systems, Inc.	11,608	6,424,564
Software — 15.3%
Bill.com Holdings, Inc.(1)	33,166	9,314,671
DocuSign, Inc.(1)	41,024	10,106,673
Paylocity Holding Corp.(1)	18,533	4,676,617
salesforce.com, Inc.(1)	29,543	8,418,573
		32,516,534
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	20,437	3,458,758
TOTAL COMMON STOCKS (Cost $162,986,512)		211,719,667
TEMPORARY CASH INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $933,770)	933,770	933,770
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $163,920,282)		212,653,437
OTHER ASSETS AND LIABILITIES†		96,113
TOTAL NET ASSETS — 100.0%		$212,749,550

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.